Deferred Income	3 Months Ended
Mar. 31, 2026
Deferred Income
Deferred Income

11. Deferred Income

The following table summarizes details of deferred income at March 31, 2026 and December 31, 2025. The nature of the deferred income is described in Note 13 and 14.

	March 31,	December 31,
	2026	2025
	€1,000	€1,000

Payments from Eli Lilly and Company	19,607	17,552
Payments from Rett Syndrome Research Trust	—	—
Current portion	19,607	17,552

Payments from Eli Lilly and Company	17,307	21,394
Non-current portion	17,307	21,394

Total	36,914	38,946